FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	¥ 1,592,308	¥ 1,595,504	¥ 1,498,609
Liabilities	735,773	742,614	¥ 667,374
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	35,069	51,900
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	13,571	2,665
Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	1,183	521
Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	5,500	1,277
Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	7,013	183
Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	8,071	1,388
Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	26,873	51,196
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	13,571	2,665
Derivative financial instruments | Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	5,500	1,277
Derivative financial instruments | Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	8,071	1,388
Structured deposit | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	25,550	51,196
Structured deposit | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	25,550	51,196
Available-for-sale financial assets - listed | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets		178
Available-for-sale financial assets - listed | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets		178
Equity investments | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	1,450
Equity investments | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	182
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	127
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	182
Equity investments | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	1,323
Derivative financial instruments | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	7,887	526
Derivative financial instruments | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	874	343
Derivative financial instruments | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	¥ 7,013	¥ 183